Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Income Taxes
Schedule of Earnings Before Income Taxes and Discontinued Operations

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
U.S. Operations	$1,299.5	$979.6	$959.2
Non-U.S. Operations	218.8	232.0	200.6

	$1,518.3	$1,211.6	$1,159.8

Schedule of Income Taxes Current and Deferred

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Current:
Federal	$387.5	$429.4	$192.2
State and local	19.7	63.3	45.6
Non-U.S.	16.9	11.7	14.4

Total	424.1	504.4	252.2
Deferred:
Federal	92.5	103.0	125.0
State and local	28.6	18.2	23.0
Non-U.S.	6.9	(1.0)	1.4

Total	128.0	120.2	149.4

Total provision	$552.1	$624.6	$401.6

Schedule of Reconciliation of Federal Statutory Income Tax Rate

	Fiscal Year Ended June 30,
	2011	2010	2009
Provision at Federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	2.2	4.7	1.8
Foreign tax rate differential	(2.5)	(3.3)	(3.8)
Nondeductible/nontaxable items	0.6	0.2	1.6
Deferred state tax rate adjustment	0.4	(0.5)	1.5
Change in measurement of an uncertain tax position	2.4	1.3	0.0
Valuation allowances	(0.6)	(2.3)	(3.1)
Unremitted foreign earnings	(0.1)	13.9	0.0
Other	(1.0)	2.6	1.6

Effective income tax rate	36.4%	51.6%	34.6%

Schedule of Deferred Income Tax Assets and Liabilities

	June 30,
(in millions)	2011	2010
Deferred income tax assets:
Receivable basis difference	$46.0	$43.5
Accrued liabilities	104.9	132.1
Share-based compensation	96.6	112.6
Loss and tax credit carryforwards	198.9	206.1
Deferred tax assets related to uncertain tax positions	157.0	152.7
Other	97.0	113.2

Total deferred income tax assets	700.4	760.2
Valuation allowance for deferred income tax assets	(157.7)	(182.6)

Net deferred income tax assets	542.7	577.6

Deferred income tax liabilities:
Inventory basis differences	(980.1)	(878.7)
Property-related	(159.3)	(156.8)
Goodwill and other intangibles	(69.4)	(66.1)
Unremitted foreign earnings	(140.0)	(142.0)
Other	(3.1)	(3.7)

Total deferred income tax liabilities	(1,351.9)	(1,247.3)

Net deferred income tax liabilities	$(809.2)	$(669.7)

Schedule of Deferred Tax Assets and Liabilities after Netting by Tax Jurisdiction

	June 30,
(in millions)	2011	2010
Current deferred tax asset (1)	$29.2	$42.5
Noncurrent deferred tax asset (2)	9.5	3.5
Current deferred tax liability (3)	(762.9)	(616.8)
Noncurrent deferred tax liability (4)	(85.0)	(98.9)

Net deferred tax liability	$(809.2)	$(669.7)

(1)	Included in "Prepaid Expenses and Other" in our consolidated balance sheets.
(2)	Included in "Other Assets" in our consolidated balance sheets.
(3)	Included in "Other Accrued Liabilities" in our consolidated balance sheets.
(4)	Included in "Deferred Income Taxes and Other Liabilities" in our consolidated balance sheets.

Schedule of Reconciliation of Unrecognized Tax Benefits

	June 30,
(in millions)	2011	2010	2009
Balance at beginning of fiscal year	$730.6	$848.8	$762.9
Additions for tax positions of the current year	15.9	43.1	64.5
Additions for tax positions of prior years	58.3	90.0	118.7
Reductions for tax positions of prior years	(20.1)	(240.0)	(54.3)
Settlements with tax authorities	(35.8)	(10.7)	(37.8)
Expiration of the statute of limitations	(2.1)	(0.6)	(5.2)

Balance at end of fiscal year	$746.8	$730.6	$848.8